NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/ Recovery	Repayments	Balance December 31, 2022
Note 1(1)	2023-03-31	0%	$190,396	$-	$12,764	$-	$(33,860)	$169,300
Note 2(1)	2024-09-22	5%	1,003,682	48,992	27,971	(1,080,645)	-	-
Note 3	2022-04-26	8%	-	37,177	-	771,260	(808,437)	-
Total			$1,194,078	$86,169	$40,735	$(309,385)	$(842,297)	$169,300

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/ Recovery	Repayments	Balance December 31, 2021
Note 1(1)	2022-10-21	0%	$180,597	$-	9,573	-	-	190,170
Note 2(1)	2024-09-22	5%	943,385	13,156	7,465	-	-	964,006
Note 3	2022-04-26	8%	750,000	21,260	-	(771,260)	-	-
Note 4(1)	2023-06-01	8%	114,833	5,378	-	(120,211)	-	-
Total			$1,988,815	$39,794	$17,038	$(891,471)	$-	$1,154,176

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.